Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Federal statutory income tax	35.00%	35.00%	35.00%
State and local income tax benefits	4.20%	3.40%	3.20%
Fair value of Derivatives	(6.80%)	4.70%	(3.00%)
Nondeductible guarantee fees	(3.70%)	(2.00%)	(1.40%)
Other	(2.10%)	(1.50%)	0.20%
Valuation allowance for deferred income tax assets	(26.60%)	(39.10%)	(33.80%)
Effective income tax rate	0.10%	0.50%	0.20%
Aldagen Inc [Member]
U.S. Federal statutory income tax		(34.00%)	(34.00%)
State and local income tax benefits		(4.50%)	(4.60%)
Federal income tax credits		(3.00%)	(4.50%)
Amortization of debt discount		9.00%	10.10%
Nondeductible guarantee fees		(8.70%)	(4.90%)
Other		0.20%	1.90%
Valuation allowance for deferred income tax assets		41.00%	36.00%
Effective income tax rate		0.00%	0.00%
United States Federal tax at statutory rate		(2,310,400)	(3,269,800)
State taxes (net of Federal benefit)		(309,100)	(437,600)
Change in valuation reserves		2,746,800	3,464,100
Federal income tax credits		(149,800)	(433,600)
Amortization of debt discount		468,200	969,400
Other nondeductible expenses		(454,600)	(471,700)
Other		8,900	179,200
Provision for income taxes		0	0